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FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09347

Columbia Funds Master Investment Trust, LLC
(Exact name of registrant as specified in charter)

One Financial Center, Boston, Massachusetts		02111
(Address of principal executive offices)		(Zip code)

James R. Bordewick, Jr., Esq. Columbia Management Advisors, LLC One Financial Center Boston, MA 02111
(Name and address of agent for service)

Registrant's telephone number, including area code:		1-617-426-3750

Date of fiscal year end:	3/31/2008

Date of reporting period:	12/31/2007

Item 1: Schedule of Investments

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia High Income Master Portfolio

		Par ($)	Value ($)*
Corporate Fixed-Income Bonds & Notes – 89.6%
BASIC MATERIALS – 7.3%
Chemicals – 2.0%
Agricultural Chemicals – 0.4%
Mosaic Co.
	7.375% 12/01/14(a)	1,370,000	1,465,900
	7.625% 12/01/16(a)	1,640,000	1,771,200
			3,237,100
Chemical-Plastics – 0.1%
CPG International I, Inc.
	10.500% 07/01/13	1,230,000	1,162,350
			1,162,350
Chemicals-Diversified – 0.6%
NOVA Chemicals Corp.
	7.863% 11/15/13(b)	2,040,000	1,907,400
Phibro Animal Health Corp.
	10.000% 08/01/13(a)	3,285,000	3,285,000
			5,192,400
Chemicals-Specialty – 0.9%
EquiStar Chemicals LP
	7.550% 02/15/26	2,925,000	2,369,250
Millennium America, Inc.
	7.625% 11/15/26	3,525,000	2,855,250
Tronox Worldwide LLC/Tronox Finance Corp.
	9.500% 12/01/12	1,930,000	1,862,450
			7,086,950
Chemicals Total			16,678,800
Forest Products & Paper – 3.7%
Paper & Related Products – 3.7%
Abitibi-Consolidated, Inc.
	8.850% 08/01/30	1,645,000	1,126,825
Bowater, Inc.
	9.375% 12/15/21	5,215,000	3,963,400
	9.500% 10/15/12	105,000	87,150
Georgia-Pacific Corp.
	7.000% 01/15/15(a)	6,065,000	5,898,212
	7.750% 11/15/29	2,930,000	2,680,950
	8.000% 01/15/24	921,000	856,530
	8.875% 05/15/31	6,745,000	6,508,925
Glatfelter
	7.125% 05/01/16	3,190,000	3,142,150

			Par ($) (c)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
BASIC MATERIALS – (continued)
Forest Products & Paper – (continued)
Paper & Related Products – (continued)
Norske Skog
	7.375% 03/01/14		3,220,000	2,431,100
Smurfit Capital Funding PLC
	7.500% 11/20/25		4,100,000	3,874,500
				30,569,742
Forest Products & Paper Total				30,569,742
Iron/Steel – 0.9%
Steel-Specialty – 0.9%
Allegheny Ludlum Corp.
	6.950% 12/15/25		3,850,000	3,946,250
Allegheny Technologies, Inc.
	8.375% 12/15/11		2,320,000	2,470,800
UCAR Finance, Inc.
	10.250% 02/15/12		1,385,000	1,428,281
				7,845,331
Iron/Steel Total				7,845,331
Metals & Mining – 0.7%
Metal-Diversified – 0.7%
Freeport-McMoRan Copper & Gold, Inc.
	8.250% 04/01/15		1,580,000	1,674,800
	8.375% 04/01/17		3,855,000	4,134,488
				5,809,288
Metals & Mining Total				5,809,288
BASIC MATERIALS TOTAL				60,903,161
COMMUNICATIONS – 17.1%
Media – 8.2%
Cable TV – 0.8%
Shaw Communications, Inc.
	7.500% 11/20/13	CAD	6,060,000	6,570,798
				6,570,798
Multimedia – 2.3%
CanWest MediaWorks LP
	9.250% 08/01/15(a)		3,280,000	3,210,300
Cenveo Bridge Loan
	9.322% 08/31/15		2,775,000	2,775,000
Lamar Media Corp.
	6.625% 08/15/15(a)		4,580,000	4,454,050

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Media – (continued)
Multimedia – (continued)
LBI Media, Inc.
	8.500% 08/01/17(a)	2,320,000	2,235,900
Quebecor Media, Inc.
	7.750% 03/15/16	6,885,000	6,609,600
			19,284,850
Publishing-Books – 1.0%
Houghton Mifflin Co.
	7.200% 03/15/11	4,490,000	4,433,875
Morris Publishing Group LLC
	7.000% 08/01/13	5,605,000	4,070,631
			8,504,506
Publishing-Newspapers – 0.6%
Medianews Group, Inc.
	6.875% 10/01/13	1,780,000	1,112,500
Sun Media Corp.
	7.625% 02/15/13	3,800,000	3,700,250
			4,812,750
Publishing-Periodicals – 1.6%
CanWest Media, Inc.
	8.000% 09/15/12	3,180,833	3,001,911
Nielsen Finance LLC
	7.146% 08/04/13(b)(d)	3,921,398	3,712,804
	7.493% 08/04/13(b)(d)	2,403,558	2,275,703
R.H. Donnelley Corp.
	8.875% 10/15/17(a)	2,265,000	2,095,125
Ziff Davis Media, Inc.
	10.911% 05/01/12(b)	3,090,000	2,889,150
			13,974,693
Television – 1.9%
ION Media Networks, Inc.
	8.493% 01/15/12(a)(b)	5,235,000	5,097,581
	11.493% 01/15/13(a)(b)	4,715,000	4,638,381
Videotron Ltee
	6.375% 12/15/15	665,000	624,269
	6.875% 01/15/14	5,500,000	5,383,125
			15,743,356
Media Total			68,890,953

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – 8.9%
Cellular Telecommunications – 2.3%
Alltel Communications, Inc.
	7.778% 05/16/15	4,214,438	4,055,810
Centennial Cellular Operating Co./Centennial Communications Corp.
	10.125% 06/15/13	1,935,000	2,031,750
Millicom International Cellular SA
	10.000% 12/01/13	5,115,000	5,447,475
Rogers Wireless, Inc.
	8.000% 12/15/12	5,025,000	5,242,623
	9.625% 05/01/11	1,755,000	1,997,771
Rural Cellular Corp.
	9.875% 02/01/10	725,000	752,187
			19,527,616
Satellite Telecommunications – 1.7%
Inmarsat Finance II PLC
	(e) 11/15/12 (10.375% 11/15/08)	5,755,000	5,589,544
Intelsat Subsidiary Holding Co., Ltd.
	8.250% 01/15/13	4,615,000	4,638,075
Loral Cyberstar, Inc.
	10.000% 07/15/06(f)(g)	1,164,000	—
PanAmSat Corp.
	9.000% 08/15/14	1,298,000	1,304,490
	9.000% 06/15/16	2,380,000	2,397,850
			13,929,959
Telecommunication Equipment – 2.0%
Lucent Technologies, Inc.
	5.500% 11/15/08	4,350,000	4,311,938
	6.450% 03/15/29	9,580,000	7,915,475
	6.500% 01/15/28	920,000	760,150
Nortel Networks Ltd.
	10.750% 07/15/16(a)	3,515,000	3,690,750
			16,678,313
Telecommunication Services – 0.4%
Colo.Com, Inc.
	13.875% 03/15/10(a)(f)(g)(h) (l)	944,357	—
GCI, Inc.
	7.250% 02/15/14	3,225,000	2,922,656
			2,922,656

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telephone-Integrated – 2.5%
Qwest Communications International, Inc.
	7.250% 02/15/11	5,545,000	5,545,000
Qwest Corp.
	6.950% 06/30/10(b)(d)	6,500,000	6,575,835
	7.125% 11/15/43	2,950,000	2,721,375
	7.250% 09/15/25	1,410,000	1,325,400
	7.500% 10/01/14	2,595,000	2,633,925
	8.875% 03/15/12	1,130,000	1,209,100
Windstream Regatta Holdings, Inc.
	11.000% 12/01/17(a)	1,130,000	1,118,700
			21,129,335
Telecommunication Services Total			74,187,879
COMMUNICATIONS TOTAL			143,078,832
CONSUMER CYCLICAL – 14.3%
Airlines – 1.0%
DAE Aviation Holdings, Inc.
	7.710% 07/31/09	900,000	894,657
	8.080% 07/31/09	300,000	298,219
	8.580% 07/31/14	781,459	776,819
	8.600% 07/31/14	591,641	588,128
	8.710% 07/31/14	690,000	685,904
	9.080% 07/31/14	690,000	685,904
	11.250% 08/01/15(a)	3,310,000	3,492,050
Delta Air Lines, Inc.
	2.875% 02/06/24	1,555,000	69,975
	2.875% 02/18/49	905,000	40,725
	8.000% 06/03/23	2,885,000	129,825
	8.300% 12/15/29	1,023,000	48,592
	9.250% 03/15/49	715,000	32,175
	9.750% 05/15/49	2,335,000	110,912
	10.000% 08/15/08	1,945,000	87,525
	10.375% 12/15/22	2,990,000	134,550
	10.375% 02/01/49	4,295,000	193,275
Northwest Airlines, Inc.
	7.625% 11/15/23	2,552,500	95,719
	7.875% 03/15/08	2,390,800	77,701
	8.700% 03/15/49	260,000	8,775

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Airlines – (continued)
	8.875% 06/01/49	971,900	31,587
	9.875% 03/15/37	4,278,500	144,399
	10.000% 02/01/09	2,426,300	78,855
			8,706,271
Airlines Total			8,706,271
Apparel – 0.7%
Apparel Manufacturers – 0.2%
Quiksilver, Inc.
	6.875% 04/15/15	2,125,000	1,822,187
			1,822,187
Textile-Apparel – 0.5%
Unifi, Inc.
	11.500% 05/15/14	4,560,000	3,739,200
			3,739,200
Apparel Total			5,561,387
Auto Parts & Equipment – 2.4%
Auto/Truck Parts & Equipment-Original – 0.9%
Collins & Aikman Products Co.
	12.875% 08/15/12(a)(h)	6,910,000	6,910
Lear Corp.
	8.500% 12/01/13	1,895,000	1,762,350
	8.750% 12/01/16	1,700,000	1,547,000
Tenneco Automotive, Inc.
	8.625% 11/15/14	3,145,000	3,089,962
	10.250% 07/15/13	1,489,000	1,585,785
			7,992,007
Rubber-Tires – 1.5%
Goodyear Tire & Rubber Co.
	6.375% 03/15/08	982,000	983,964
	11.250% 03/01/11	10,570,000	11,230,625
			12,214,589
Auto Parts & Equipment Total			20,206,596

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Distribution/Wholesale – 0.5%
Varietal Distribution Merger Sub, Inc.
PIK,
	10.250% 07/15/15(a)	4,340,000	4,133,850
			4,133,850
Distribution/Wholesale Total			4,133,850
Entertainment – 0.4%
Motion Pictures & Services – 0.0%
United Artists Theatre Circuit, Inc.
	9.300% 07/01/15(f)	244,361	219,925
			219,925
Racetracks – 0.4%
Penn National Gaming, Inc.
	6.750% 03/01/15	3,215,000	3,259,206
			3,259,206
Entertainment Total			3,479,131
Housewares – 0.2%
Libbey Glass, Inc.
	11.913% 06/01/11(b)	1,630,000	1,717,613
Housewares Total			1,717,613
Leisure Time – 0.7%
Recreational Centers – 0.7%
Town Sports International, Inc.
	(e) 02/01/14 (11.000% 02/01/09)	4,200,000	3,990,000
	6.938% 02/27/14(b)(d)	2,059,438	1,894,682
			5,884,682
Leisure Time Total			5,884,682
Lodging – 4.4%
Casino Hotels – 3.8%
Boyd Gaming Corp.
	7.750% 12/15/12	7,382,000	7,474,275
Caesars Entertainment, Inc.
	7.000% 04/15/13	1,270,000	1,452,957
	8.875% 09/15/08	335,000	346,417
Chukchansi Economic Development Authority
	8.000% 11/15/13(a)	1,475,000	1,438,125
Galaxy Entertainment Finance Co., Ltd.
	9.875% 12/15/12(a)	1,885,000	1,988,675
Jacobs Entertainment, Inc.
	9.750% 06/15/14	3,955,000	3,678,150

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Lodging – (continued)
Casino Hotels – (continued)
Mandalay Resort Group
	9.500% 08/01/08	2,825,000	2,881,500
Mohegan Tribal Gaming Authority
	6.375% 07/15/09	3,250,000	3,250,000
	7.125% 08/15/14	815,000	788,513
MTR Gaming Group, Inc.
	9.000% 06/01/12	2,550,000	2,397,000
Penn National Gaming, Inc.
	6.875% 12/01/11	1,025,000	1,035,250
Seminole Hard Rock Entertainment, Inc.
	7.491% 03/15/14(a)(b)	2,045,000	1,952,975
Wynn Las Vegas LLC
	6.625% 12/01/14	2,630,000	2,583,975
			31,267,812
Hotels & Motels – 0.6%
Gaylord Entertainment Co.
	6.750% 11/15/14	2,155,000	2,031,088
	8.000% 11/15/13	3,135,000	3,119,325
			5,150,413
Lodging Total			36,418,225
Retail – 3.3%
Retail-Drug Stores – 1.6%
Rite Aid Corp.
	7.500% 01/15/15	4,020,000	3,638,100
	7.500% 03/01/17	3,185,000	2,806,781
	8.625% 03/01/15	6,950,000	5,603,437
	9.500% 06/15/17	1,105,000	914,388
			12,962,706
Retail-Miscellaneous/Diversified – 0.2%
Harry & David Holdings, Inc.
	9.000% 03/01/13	1,835,000	1,688,200
			1,688,200
Retail-Propane Distributors – 0.7%
Star Gas Partners LP/Star Gas Finance Co.
	10.250% 02/15/13	5,640,000	5,865,600
			5,865,600

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER CYCLICAL – (continued)
Retail – (continued)
Retail-Restaurants – 0.3%
Sbarro, Inc.
	10.375% 02/01/15	3,085,000	2,714,800
			2,714,800
Retail-Toy Store – 0.5%
Toys R Us, Inc.
	7.625% 08/01/11	5,325,000	4,486,313
			4,486,313
Retail Total			27,717,619
Textiles – 0.7%
Textile-Products – 0.7%
INVISTA
	9.250% 05/01/12(a)	5,740,000	5,940,900
			5,940,900
Textiles Total			5,940,900
CONSUMER CYCLICAL TOTAL			119,766,274
CONSUMER NON-CYCLICAL – 11.9%
Agriculture – 0.6%
Tobacco – 0.6%
Reynolds American, Inc.
	7.625% 06/01/16	2,165,000	2,301,386
	7.750% 06/01/18	2,185,000	2,332,138
			4,633,524
Agriculture Total			4,633,524
Beverages – 0.3%
Beverages-Wine/Spirits – 0.3%
Constellation Brands, Inc.
	7.250% 05/15/17(a)	2,575,000	2,381,875
			2,381,875
Beverages Total			2,381,875
Commercial Services – 3.0%
Commercial Services – 0.5%
Language Line Holdings, Inc.
	11.125% 06/15/12	3,895,000	4,070,275
			4,070,275
Commercial Services-Finance – 0.1%
Cardtronics, Inc.
	9.250% 08/15/13	305,000	297,375

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Commercial Services – (continued)
Commercial Services-Finance – (continued)
	9.250% 08/15/13(a)	375,000	365,625
			663,000
Marine Services – 0.3%
Great Lakes Dredge & Dock Corp.
	7.750% 12/15/13	2,945,000	2,753,575
			2,753,575
Printing-Commercial – 0.8%
Phoenix Color Corp.
	13.000% 02/01/09	3,391,000	3,369,807
Quebecor World, Inc.
	9.750% 01/15/15(a)	1,885,000	1,416,106
Vertis, Inc.
	9.750% 04/01/09	1,760,000	1,619,200
			6,405,113
Protection-Safety – 0.8%
Protection One Alarm Monitoring
	8.125% 01/15/09	4,690,000	4,660,687
Rural/Metro Corp.
	9.875% 03/15/15	2,410,000	2,337,700
			6,998,387
Schools – 0.5%
Knowledge Learning Corp., Inc.
	7.750% 02/01/15(a)	4,700,000	4,476,750
			4,476,750
Commercial Services Total			25,367,100
Food – 1.0%
Food-Meat Products – 0.3%
Smithfield Foods, Inc.
	7.750% 07/01/17	2,885,000	2,791,237
			2,791,237
Food-Miscellaneous/Diversified – 0.2%
Chiquita Brands International, Inc.
	7.500% 11/01/14	1,430,000	1,254,825
			1,254,825
Food-Retail – 0.3%
Stater Brothers Holdings
	7.750% 04/15/15	2,465,000	2,378,725

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Food – (continued)
Food-Retail – (continued)
	8.125% 06/15/12	520,000	513,500
			2,892,225
Poultry – 0.2%
Pilgrim’s Pride Corp.
	7.625% 05/01/15	610,000	599,325
	8.375% 05/01/17	925,000	906,500
			1,505,825
Food Total			8,444,112
Healthcare Products – 2.3%
Medical Products – 2.3%
Hanger Orthopedic Group, Inc.
	10.250% 06/01/14	3,560,000	3,649,000
Invacare Corp.
	9.750% 02/15/15	2,110,000	2,136,375
PTS Acquisition Corp.
PIK,
	9.500% 04/15/15(a)	3,895,000	3,612,612
ReAble Therapeutics Finance LLC / ReAble Therapeutics Finance Corp.
	10.875% 11/15/14(a)	4,700,000	4,617,750
	11.750% 11/15/14	2,580,000	2,347,800
Universal Hospital Services, Inc.
	8.288% 06/01/15(b)	1,240,000	1,240,000
PIK,
	8.500% 06/01/15	1,820,000	1,838,200
			19,441,737
Healthcare Products Total			19,441,737
Healthcare Services – 3.7%
Medical Products – 1.0%
BHM Technology
	11.080% 07/21/13(b)(d)	3,047,872	2,194,468
	11.100% 07/21/13(b)(d)	121,915	87,779
	11.240% 07/21/13(b)(d)	1,523,936	1,097,234
Talecris Biotherapeutics
	8.380% 12/06/13(b)(d)	1,653,300	1,637,456
	11.380% 12/06/14(b)(d)	3,340,000	3,317,038
			8,333,975
Medical-Hospitals – 1.8%
Community Health Systems, Inc.
	7.733% 07/05/14	7,518,949	7,226,807

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Healthcare Services – (continued)
Medical-Hospitals – (continued)
	8.875% 07/15/15	3,985,000	4,059,719
HCA, Inc.
	9.250% 11/15/16	4,045,000	4,247,250
			15,533,776
Medical-Nursing Homes – 0.2%
Skilled Healthcare Group, Inc.
	11.000% 01/15/14	1,329,000	1,422,030
			1,422,030
MRI/Medical Diagnostic Imaging – 0.7%
Alliance Imaging, Inc.
	7.250% 12/15/12(a)	5,875,000	5,581,250
			5,581,250
Physical Therapy/Rehab Centers – 0.0%
Psychiatric Solutions, Inc.
	7.750% 07/15/15	170,000	169,575
			169,575
Healthcare Services Total			31,040,606
Household Products/Wares – 0.6%
Consumer Products-Miscellaneous – 0.2%
Jarden Corp.
	7.500% 05/01/17	2,200,000	1,892,000
			1,892,000
Office Supplies & Forms – 0.4%
ACCO Brands Corp.
	7.625% 08/15/15	3,175,000	2,833,688
			2,833,688
Household Products/Wares Total			4,725,688
Pharmaceuticals – 0.4%
Medical-Drugs – 0.4%
Angiotech Pharmaceuticals, Inc.
	8.874% 12/01/13(b)	2,137,000	2,030,150
Warner Chilcott Corp.
	6.878% 01/18/12(b)(d)	269,018	260,107
	Series B,
	6.830% 01/18/12(b)(d)	664,908	642,883
	Series C,
	6.830% 01/18/11(b)(d)	315,179	304,739
			3,237,879

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
CONSUMER NON-CYCLICAL – (continued)
Pharmaceuticals – (continued)
Vitamins & Nutrition Products – 0.0%
NBTY, Inc.
	7.125% 10/01/15	175,000	170,188
			170,188
Pharmaceuticals Total			3,408,067
CONSUMER NON-CYCLICAL TOTAL			99,442,709
DIVERSIFIED – 0.7%
Holding Companies – 0.5%
Diversified Operations – 0.5%
Leucadia National Corp.
	7.125% 03/15/17	2,365,000	2,187,625
Susser Holdings LLC
	10.625% 12/15/13(a)	1,805,000	1,868,175
			4,055,800
Holding Companies Total			4,055,800
Holding Companies-Diversified – 0.2%
Special Purpose Aquisitions – 0.2%
ESI Tractebel Acquisition Corp.
	7.990% 12/30/11	1,571,000	1,587,309
			1,587,309
Holding Companies-Diversified Total			1,587,309
DIVERSIFIED TOTAL			5,643,109
ENERGY – 11.1%
Coal – 0.5%
Peabody Energy Corp.
	7.375% 11/01/16	2,900,000	2,972,500
	7.875% 11/01/26	980,000	994,700
			3,967,200
Coal Total			3,967,200
Energy-Alternate Sources – 0.3%
Salton SEA Funding
	8.300% 05/30/11	2,429	2,697
VeraSun Energy Corp.
	9.375% 06/01/17(a)	2,895,000	2,525,887
			2,528,584
Energy-Alternate Sources Total			2,528,584

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas – 5.7%
Oil & Gas Drilling – 1.1%
Parker Drilling Co.
	9.625% 10/01/13	5,885,000	6,252,812
Pride International, Inc.
	7.375% 07/15/14	2,485,000	2,553,338
			8,806,150
Oil Companies-Exploration & Production – 4.6%
Chaparral Energy, Inc.
	8.500% 12/01/15	5,825,000	5,242,500
	8.875% 02/01/17(a)	3,280,000	2,960,200
Chesapeake Energy Corp.
	6.875% 11/15/20	1,885,000	1,809,600
Forest Oil Corp.
	7.250% 06/15/19(a)	945,000	949,725
	8.000% 12/15/11	2,740,000	2,849,600
Hilcorp Energy LP/Hilcorp Finance Co.
	7.750% 11/01/15(a)	2,570,000	2,525,025
	9.000% 06/01/16(a)	1,110,000	1,148,850
Mariner Energy, Inc.
	7.500% 04/15/13	3,755,000	3,614,187
	8.000% 05/15/17	190,000	180,738
Newfield Exploration Co.
	6.625% 04/15/16	1,805,000	1,768,900
Petroquest Energy, Inc.
	10.375% 05/15/12	2,970,000	3,059,100
Stone Energy Corp.
	6.750% 12/15/14	2,680,000	2,485,700
	8.250% 12/15/11	1,195,000	1,195,000
Venoco, Inc.
	8.750% 12/15/11	1,440,000	1,425,600
W&T Offshore, Inc.
	8.250% 06/15/14(a)	1,860,000	1,743,750
Whiting Petroleum Corp.
	7.000% 02/01/14	5,620,000	5,563,800
			38,522,275
Oil & Gas Total			47,328,425

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
ENERGY – (continued)
Oil & Gas Services – 0.8%
Oil Field Machinery & Equipment – 0.3%
Complete Production Services, Inc.
	8.000% 12/15/16	2,650,000	2,563,875
			2,563,875
Oil-Field Services – 0.5%
Allis-Chalmers Energy, Inc.
	8.500% 03/01/17	615,000	587,325
	9.000% 01/15/14	4,075,000	4,013,875
			4,601,200
Oil & Gas Services Total			7,165,075
Pipelines – 3.8%
ANR Pipeline Co.
	7.375% 02/15/24	1,205,000	1,366,177
	9.625% 11/01/21	5,980,000	7,973,373
El Paso Natural Gas Co.
	7.500% 11/15/26	1,750,000	1,838,379
	7.625% 08/01/10	5,240,000	5,355,044
	8.375% 06/15/32	1,860,000	2,178,802
	8.625% 01/15/22	1,235,000	1,423,051
MarkWest Energy Partners LP
	6.875% 11/01/14	1,065,000	1,014,413
	8.500% 07/15/16	4,100,000	4,120,500
Southern Natural Gas Co.
	7.350% 02/15/31	1,810,000	1,889,933
	8.000% 03/01/32	4,040,000	4,500,940
			31,660,612
Pipelines Total			31,660,612
ENERGY TOTAL			92,649,896
FINANCIALS – 11.6%
Diversified Financial Services – 7.3%
Finance-Auto Loans – 2.8%
AmeriCredit Corp.
	8.500% 07/01/15(a)	3,465,000	2,642,063
Daimler Chrysler 2nd Lien
	11.500% 08/03/13	6,415,000	5,650,011
Ford Motor Credit Co.
	7.375% 10/28/09	345,000	324,730
	7.875% 06/15/10	540,000	498,240
General Motors Acceptance Corp.
	6.750% 12/01/14	6,580,000	5,307,092

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Finance-Auto Loans – (continued)
GMAC LLC
	8.000% 11/01/31	10,370,000	8,699,134
			23,121,270
Finance-Investment Banker/Broker – 1.0%
LaBranche & Co., Inc.
	9.500% 05/15/09	3,440,000	3,427,100
	11.000% 05/15/12	3,910,000	3,826,912
Transfirst
	7.950% 06/14/14	1,147,125	1,068,260
			8,322,272
Finance-Other Services – 0.9%
AMR Real Estate Partners, LP
	8.125% 06/01/12	7,620,000	7,381,875
			7,381,875
Investment Management/Advisor Service – 0.4%
LVB Acquisition Merger Sub, Inc.
	10.000% 10/15/17(a)	1,855,000	1,892,100
	11.625% 10/15/17(a)	1,990,000	1,960,150
			3,852,250
Special Purpose Entity – 2.2%
Cedar Brakes LLC
	8.500% 02/15/14(a)	1,941,368	2,155,695
	9.875% 09/01/13(a)	3,126,425	3,544,834
CEVA Group PLC
	10.000% 09/01/14(a)	2,070,000	2,126,925
Hawker Beechcraft Acquisition Co. LLC / Hawker Beechcraft Notes Co.
	8.500% 04/01/15(a)	1,780,000	1,780,000
	9.750% 04/01/17(a)	1,115,000	1,109,425
MXEnergy Holdings, Inc.
	12.813% 08/01/11(b)	2,830,000	2,688,500
Rainbow National Services LLC
	10.375% 09/01/14(a)	1,886,000	2,043,952
Regency Energy Partners LP/ Regency Energy Finance Corp.
	8.375% 12/15/13	2,398,000	2,469,940

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Diversified Financial Services – (continued)
Special Purpose Entity – (continued)
Vanguard Health Holding Co. LLC
	9.000% 10/01/14	455,000	437,938
			18,357,209
Diversified Financial Services Total			61,034,876
Insurance – 2.2%
Insurance Brokers – 1.0%
HUB International Holdings, Inc.
	9.000% 12/15/14(a)	5,845,000	5,216,662
USI Holdings Corp.
	8.744% 11/15/14(a)(b)	1,365,000	1,167,075
	9.750% 05/15/15(a)	2,390,000	1,923,950
			8,307,687
Multi-Line Insurance – 0.5%
Fairfax Financial Holdings Ltd.
	7.375% 04/15/18	480,000	449,400
	7.750% 07/15/37	3,590,000	3,289,338
	8.300% 04/15/26	185,000	176,906
			3,915,644
Mutual Insurance – 0.0%
Lumbermens Mutual Casualty
	8.300% 12/01/37(a)(h)	180,000	1,575
	8.450% 12/01/97(a)(h)	4,600,000	40,250
	9.150% 07/01/26(a)(h)	9,865,000	86,319
			128,144
Property/Casualty Insurance – 0.7%
Crum & Forster Holdings Corp.
	7.750% 05/01/17	6,350,000	6,230,938
			6,230,938
Insurance Total			18,582,413
Real Estate – 0.8%
Finance-Other Services – 0.2%
American Real Estate Partners LP
	7.125% 02/15/13(a)	1,515,000	1,424,100
			1,424,100
Real Estate Management/Services – 0.6%
LNR Property Corp.
	7.630% 07/12/09(b)(d)	605,000	574,750
	7.630% 07/12/11(b)(d)	4,705,000	4,478,572
			5,053,322
Real Estate Total			6,477,422

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – 1.3%
REITS-Health Care – 0.5%
Omega Healthcare Investors, Inc.
	7.000% 04/01/14	4,285,000	4,242,150
			4,242,150
REITS-Hotels – 0.1%
Host Marriott LP
	6.750% 06/01/16	505,000	497,425
			497,425
REITS-Single Tenant – 0.7%
Trustreet Properties, Inc.
	7.500% 04/01/15	5,950,000	6,400,724
			6,400,724
Real Estate Investment Trusts (REITs) Total			11,140,299
FINANCIALS TOTAL			97,235,010
INDUSTRIALS – 4.6%
Building Materials – 0.8%
Building & Construction Products-Miscellaneous – 0.6%
Dayton Superior Corp.
	10.750% 09/15/08	2,195,000	2,252,619
Panolam Industries International, Inc.
	10.750% 10/01/13	2,520,000	2,192,400
			4,445,019
Building Products-Wood – 0.2%
Building Materials Holding Co.
	10.688% 09/15/14	2,600,000	1,869,834
			1,869,834
Building Materials Total			6,314,853
Electrical Components & Equipment – 0.1%
Wire & Cable Products – 0.1%
Belden CDT, Inc.
	7.000% 03/15/17	1,135,000	1,106,625
			1,106,625
Electrical Components & Equipment Total			1,106,625
Electronics – 0.4%
Electronic Components-Miscellaneous – 0.4%
NXP BV/NXP Funding LLC

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Electronics – (continued)
Electronic Components-Miscellaneous – (continued)
	9.500% 10/15/15	3,805,000	3,486,331
			3,486,331
Electronics Total			3,486,331
Environmental Control – 0.7%
Pollution Control – 0.7%
Geo Sub Corp.
	11.000% 05/15/12	5,950,000	5,860,750
			5,860,750
Environmental Control Total			5,860,750
Hand/Machine Tools – 0.2%
Machine Tools & Related Products – 0.2%
Thermadyne Holdings Corp.
	10.500% 02/01/14	2,055,000	1,870,050
			1,870,050
Hand / Machine Tools Total			1,870,050
Metal Fabricate/Hardware – 0.5%
Metal Processors & Fabrication – 0.5%
Metals USA, Inc.
	11.125% 12/01/15	1,465,000	1,516,275
Neenah Foundary Co.
	9.500% 01/01/17	3,690,000	2,970,450
			4,486,725
Metal Fabricate/Hardware Total			4,486,725
Miscellaneous Manufacturing – 1.3%
Diversified Manufacturing Operators – 1.3%
Actuant Corp.
	6.875% 06/15/17(a)	2,215,000	2,192,850
RBS Global, Inc. & Rexnord Corp.
	9.500% 08/01/14	4,790,000	4,742,100
Rental Services
	8.750% 11/27/13(b)(d)	1,981,643	1,839,625
Sally Holdings LLC
	9.250% 11/15/14	2,000,000	1,980,000
			10,754,575
Miscellaneous Manufacturing Total			10,754,575

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
INDUSTRIALS – (continued)
Packaging & Containers – 0.0%
Containers-Metal/Glass – 0.0%
Owens-Brockway Glass Container, Inc.
	8.875% 02/15/09	270,000	271,013
			271,013
Packaging & Containers Total			271,013
Transportation – 0.3%
Transportation-Railroad – 0.1%
Kansas City Southern de Mexico SA de CV
	7.375% 06/01/14(a)	925,000	899,563
			899,563
Transportation-Trucks – 0.2%
Saint Acquisition Corp.
	12.500% 05/15/17(a)	2,170,000	1,120,262
			1,120,262
Transportation Total			2,019,825
Trucking & Leasing – 0.3%
Transport - Equipment & Leasing – 0.3%
Greenbrier Companies, Inc.
	8.375% 05/15/15	2,130,000	2,034,150
		2,034,150
Trucking & Leasing Total			2,034,150
INDUSTRIALS TOTAL			38,204,897
TECHNOLOGY – 3.1%
Computers – 1.6%
Computer Services – 1.6%
Sungard Data Systems, Inc.
	3.750% 01/15/09	155,000	150,350
	4.875% 01/15/14	3,585,000	3,145,838
	6.898% 12/13/12(a)(b)(d)	5,792,391	5,586,639
	9.125% 08/15/13	4,235,000	4,309,113
			13,191,940
Computers Total			13,191,940
Semiconductors – 0.6%
Electronic Components-Miscellaneous – 0.6%
NXP BV/NXP Funding LLC
	7.875% 10/15/14	5,745,000	5,457,750
			5,457,750
Semiconductors Total			5,457,750

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
TECHNOLOGY – (continued)
Software – 0.9%
Application Software – 0.6%
SS&C Technologies, Inc.
	11.750% 12/01/13	4,495,000	4,854,600
			4,854,600
Transactional Software – 0.3%
Open Solutions, Inc.
	9.750% 02/01/15(a)	2,845,000	2,592,506
			2,592,506
Software Total			7,447,106
TECHNOLOGY TOTAL			26,096,796
UTILITIES – 7.9%
Electric – 7.9%
Electric-Distribution – 0.7%
AES Eastern Energy LP
	9.000% 01/02/17	4,283,596	4,636,992
	9.670% 01/02/29	1,175,000	1,398,250
			6,035,242
Electric-Generation – 1.0%
Intergen NV
	9.000% 06/30/17(a)	5,835,000	6,141,337
Reliant Energy Mid-Atlantic Power Holdings LLC
	9.681% 07/02/26	2,490,000	2,704,763
			8,846,100
Electric-Integrated – 1.5%
Energy Future Holdings Corp.
	10.875% 11/01/17(a)	3,065,000	3,080,325
PSEG Energy Holdings LLC
	8.625% 02/15/08	189,000	189,352
Texas Competitive Electric Holdings Co. LLC
	8.396% 10/10/14	8,878,713	8,714,542
Western Resources
	7.125% 08/01/09	375,000	385,185
			12,369,404
Independent Power Producer – 4.7%
Calpine Corp.
	8.500% 07/15/10(a)(i)	23,187,000	24,810,090
	9.875% 12/01/11(a)(i)	2,640,000	2,758,800

		Par ($)	Value ($)
Corporate Fixed-Income Bonds & Notes – (continued)
UTILITIES – (continued)
Electric – (continued)
Independent Power Producer – (continued)
NRG Energy, Inc.
	7.375% 02/01/16	3,790,000	3,695,250
Reliant Energy, Inc.
	7.625% 06/15/14	1,130,000	1,118,700
	7.875% 06/15/17	6,700,000	6,633,000
			39,015,840
Electric Total			66,266,586
UTILITIES TOTAL			66,266,586

	Total Corporate Fixed-Income Bonds & Notes (cost of $765,818,513)		749,287,270

		Shares
Common Stocks – 2.4%
COMMUNICATIONS – 0.0%
Telecommunication Services – 0.0%
	Remote Dynamics, Inc. (j)	158	3
Telecommunication Services Total			3
COMMUNICATIONS TOTAL			3
CONSUMER DISCRETIONARY – 0.8%
Media – 0.8%
	Belo Corp., Class A	93,000	1,621,920
	CBS Corp., Class B	39,600	1,079,100
	Gannett Co., Inc.	43,900	1,712,100
	Haights Cross Communications (f)	275,078	2,654,503
Media Total			7,067,623
CONSUMER DISCRETIONARY TOTAL			7,067,623
FINANCIALS – 0.0%
Diversified Financial Services – 0.0%
	Adelphia Recovery Trust (f)(j)	1,410,902	14,109
Diversified Financial Services Total			14,109
FINANCIALS TOTAL			14,109

		Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
INDUSTRIALS – 1.3%
Airlines – 1.3%
	Delta Air Lines, Inc. (j)	82,961	1,235,289
	Northwest Airlines Corp. (j)	642,028	9,315,826
Airlines Total			10,551,115
INDUSTRIALS TOTAL			10,551,115
INFORMATION TECHNOLOGY – 0.0%
Communications Equipment – 0.0%
	Loral Space & Communications, Inc. (j)	49	1,678
Communications Equipment Total			1,678
INFORMATION TECHNOLOGY TOTAL			1,678
TECHNOLOGY – 0.1%
Software – 0.1%
	Quadramed Corp. (j)	478,093	903,596
Software Total			903,596
TECHNOLOGY TOTAL			903,596
UTILITIES – 0.2%
Gas Utilities – 0.2%
	Star Gas Partners LP (j)	371,200	1,473,664
Gas Utilities Total			1,473,664
UTILITIES TOTAL			1,473,664

	Total Common Stocks (cost of $23,389,767)		20,011,788

		Par ($)
Convertible Bonds – 1.6%
COMMUNICATIONS – 1.5%
Media – 0.4%
Television – 0.4%
Sinclair Broadcast Group, Inc.
	3.000% 05/15/27	3,540,000	3,168,300
			3,168,300
Media Total			3,168,300
Internet – 0.0%
Web Portals/ISP – 0.0%
At Home Corp.
	4.750% 12/15/06(f)(k)	3,896,787	350,711
			350,711
Internet Total			350,711
Telecommunication Services – 1.1%
Telecommunication Equipment – 0.4%
Nortel Networks Corp.
	4.250% 09/01/08	3,491,000	3,425,544
			3,425,544

		Par ($)	Value ($)
Convertible Bonds – (continued)
COMMUNICATIONS – (continued)
Telecommunication Services – (continued)
Telecom Equipment-Fiber Optics – 0.7%
Ciena Corp.
	3.750% 02/01/08	5,400,000	5,373,000
			5,373,000
Telecommunication Services Total			8,798,544
COMMUNICATIONS TOTAL			12,317,555
CONSUMER CYCLICAL – 0.0%
Airlines – 0.0%
Delta Air Lines, Inc.
	8.000% 06/03/49	2,256,000	101,520
			101,520
Airlines Total			101,520
CONSUMER CYCLICAL TOTAL			101,520
FINANCIALS – 0.1%
Insurance – 0.1%
Life/Health Insurance – 0.1%
Conseco, Inc.
	(e) 09/30/35(a) (3.500% 09/30/10)	695,000	607,256
			607,256
Insurance Total			607,256
FINANCIALS TOTAL			607,256

	Total Convertible Bonds (cost of $12,882,974)		13,026,331

		Shares	Value ($)
Preferred Stocks – 1.2%
COMMUNICATIONS – 0.0%
Media – 0.0%
Publishing-Periodicals – 0.0%
	Ziff Davis Holdings, Inc. 10.00% (j)	328	3,280
			3,280
Media Total			3,280
COMMUNICATIONS TOTAL			3,280
FINANCIALS – 1.2%
Real Estate Investment Trusts (REITs) – 1.2%
REITS-Diversified – 1.2%
	Sovereign Real Estate Investment Corp., 12.00% (a)	7,527,000	9,822,735
			9,822,735
Real Estate Investment Trusts (REITs) Total			9,822,735
FINANCIALS TOTAL			9,822,735

	Total Preferred Stocks (cost of $9,802,860)		9,826,015

Convertible Preferred Stocks – 0.6%
TECHNOLOGY – 0.6%
	Quadramed Corp. 5.50% (a)(j)	246,600	5,178,600
TECHNOLOGY TOTAL			5,178,600

	Total Convertible Preferred Stocks (cost of $5,957,100)		5,178,600

		Units
Warrants – 0.0%
COMMUNICATIONS – 0.0%
Media – 0.0%
Multimedia – 0.0%
Haights Cross Communications	Expires 12/10/11(f)(j)	1,366	13,168
			13,168
Publishing-Periodicals – 0.0%
Ziff Davis Media, Inc., Series E	Expires 08/12/12(j)	78,048	781
			781
Media Total			13,949
Telecommunication Services – 0.0%
Telecommunication Services – 0.0%
Colo.Com, Inc.	Expires 03/15/10(a)(f)(g)(j)	1,145	—
			—
Telecommunication Services Total			—
COMMUNICATIONS TOTAL			13,949

	Total Warrants (cost of $25,625)		13,949

		Par ($)	Value ($)
Short-Term Obligation – 2.9%
	Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/07, due 01/02/08, at 2.960%, collateralized by U.S. Government Agency Obligations with various maturities to 06/15/27, market value $24,785,956 (repurchase proceeds $24,296,995)	24,293,000	24,293,000

	Total Short-Term Obligation (cost of $24,293,000)		24,293,000

	Total Investments – 98.3% (cost of $842,169,839)(m)(n)		821,636,953

	Other Assets & Liabilities, Net – 1.7%		14,507,081

	Net Assets – 100.0%		836,144,034

Notes to Investment Portfolio:

*	Security Valuation:

Debt securities generally are valued by pricing services approved by the Fund’s Board of Trustees, based upon market transactions for normal, institutional-size trading units of similar securities. The services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. Debt securities for which quotations are readily available are valued at an over-the-counter or exchange bid quotation. Certain debt securities, which tend to be more thinly traded and of lesser quality, are priced based on fundamental analysis of the financial condition of the issuer and the estimated value of any collateral. Valuations developed through pricing techniques may vary from the actual amounts realized upon sale of the securities, and the potential variation may be greater for those securities valued using fundamental analysis.

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007, these securities, which are not illiquid except for the following listed in the table below, amounted to $187,994,202, which represents 22.5% of net assets.

Security	Acquisition Date	Acquisition Cost

Quadramed Corp., 5.50% Preferred Stock	06/21/05	$5,957,100
Sovereign Real Estate Investment Corp., 12.00% Preferred Stock	07/27/05	10,216,488

(b)	The interest rate shown on floating rate or variable rate securities reflects the rate at December 31, 2007.

(c)	Principal amount is stated in United States dollars unless otherwise noted.

(d)	Loan participation agreement.

(e)	Step bond. Shown parenthetically is the next interest rate to be paid and the date the Fund will begin accruing at this rate.

(f)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(g)	Security has no value.

(h)

The issuer has filed for bankruptcy protection under Chapter 11, and is in default of certain debt covenants.  Income is not being accrued.  At December 31, 2007, the value of these securities amounted to $135,054, which represents less than 0.1%  of  net assets.

(i)	The issuer is in default of certain debt covenants. Income is not being accrued. At December 31, 2007, the value of these securities amounted to $27,568,890, which represents 3.3% of net assets.

(j)	Non-income producing security.

(k)	The issuer is in default of certain debt covenants. Income is not being accrued. At December 31, 2007, the value of this security represents less than 0.1% of net assets.

(l)	Investments in affiliates during the six months ended December 31, 2007: Security name: Colo.com, Inc.

Shares as of 03/31/07:	—
Shares purchased:	944,357
Shares sold:	—
Shares as of 12/31/07:	944,357
Net realized gain/loss:	$—
Dividend income earned:	$—
Value at end of period:	$—

(m)	Cost for federal income tax purposes is $842,169,839.

(n)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Depreciation
$28,121,824	$(48,654,710)	$(20,532,886)

Acronym	Name
CAD	Canadian Dollar
PIK	Payment-In-Kind

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia International Value Master Portfolio

	Shares	Value ($)*
Common Stocks – 99.3%
CONSUMER DISCRETIONARY – 5.2%
Household Durables – 1.2%
Sony Corp. (a)	897,900	48,727,308
Household Durables Total		48,727,308
Media – 2.0%
British Sky Broadcasting Group PLC	1,083,100	13,277,030
ITV PLC	37,586,400	63,538,367
Media Total		76,815,397
Multiline Retail – 1.4%
Marks & Spencer Group PLC, ADR	828,580	55,418,993
Multiline Retail Total		55,418,993
Specialty Retail – 0.6%
Kingfisher PLC	7,819,700	22,517,472
Specialty Retail Total		22,517,472
CONSUMER DISCRETIONARY TOTAL		203,479,170
CONSUMER STAPLES – 12.6%
Food & Staples Retailing – 9.3%
Carrefour SA (a)	1,048,660	81,300,336
Carrefour SA (b)	175,036	13,570,184
Koninklijke Ahold NV (c)	5,636,432	78,262,671
Seven & I Holdings Co. Ltd.	3,060,700	89,006,566
Wm. Morrison Supermarkets PLC	15,620,065	100,751,115
Food & Staples Retailing Total		362,890,872
Food Products – 3.3%
Nestle SA, Registered Shares	64,400	29,508,958
Unilever NV (a)	2,710,804	99,249,679
Food Products Total		128,758,637
CONSUMER STAPLES TOTAL		491,649,509
FINANCIALS – 19.4%
Commercial Banks – 11.7%
Barclays PLC	2,960,700	29,990,530
Chuo Mitsui Trust Holdings, Inc.	1,436,000	11,129,968
Credit Agricole SA	717,100	24,055,652
HSBC Holdings PLC	2,532,429	42,480,353
Hypo Real Estate Holding AG, ADR (a)	253,261	13,437,497
Intesa Sanpaolo SpA	8,435,186	66,157,009
Mitsubishi UFJ Financial Group, Inc. (a)	11,383,631	105,956,758
Mizuho Financial Group, Inc.	17,546	83,239,034
Natixis	2,080,100	40,618,199
Royal Bank of Scotland Group PLC	664,572	5,974,592

1

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Commercial Banks – (continued)
Royal Bank of Scotland Group PLC, ADR (a)(c)	399,375	3,574,406
San-In Godo Bank Ltd.	233,000	1,868,903
Sumitomo Mitsui Financial Group, Inc. (a)	2,501	18,610,246
Yamaguchi Financial Group, Inc.	754,000	8,748,882
Commercial Banks Total		455,842,029
Consumer Finance – 2.0%
Aiful Corp. (a)	2,149,600	37,840,176
Takefuji Corp. (a)	1,689,230	40,556,631
Consumer Finance Total		78,396,807
Insurance – 5.7%
Aegon NV (a)	4,971,404	87,220,360
Millea Holdings, Inc., Tokyo	1,658,800	56,065,326
Mitsui Sumitomo Insurance Co., Ltd.	8,266,000	80,679,762
Insurance Total		223,965,448
FINANCIALS TOTAL		758,204,284
HEALTH CARE – 13.5%
Pharmaceuticals – 13.5%
AstraZeneca PLC	2,677,185	115,034,658
Daiichi Sankyo Co., Ltd.	2,252,000	69,189,627
GlaxoSmithKline PLC	4,545,900	115,360,534
Ono Pharmaceutical Co., Ltd.	1,486,700	69,536,452
Sanofi-Aventis (a)	1,473,286	134,659,033
Taisho Pharmaceutical Co., Ltd. (a)	382,000	7,356,588
Takeda Pharmaceutical Co., Ltd.	274,000	16,017,308
Pharmaceuticals Total		527,154,200
HEALTH CARE TOTAL		527,154,200
INDUSTRIALS – 1.6%
Commercial Services & Supplies – 1.6%
Contax Participacoes SA, ADR (a)	2,827,200	4,050,247
Dai Nippon Printing Co., Ltd.	3,974,000	57,890,239
Commercial Services & Supplies Total		61,940,486
INDUSTRIALS TOTAL		61,940,486
INFORMATION TECHNOLOGY – 16.4%
Communications Equipment – 5.1%
Alcatel-Lucent (a)	9,071,300	65,948,667
Nortel Networks Corp. (a)(c)	3,510,630	52,975,407

2

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Communications Equipment – (continued)
Telefonaktiebolaget LM Ericsson, Class B	34,953,344	81,719,357
Communications Equipment Total		200,643,431
Computers & Peripherals – 0.5%
NEC Corp.	3,879,000	17,919,851
Computers & Peripherals Total		17,919,851
Electronic Equipment & Instruments – 5.0%
FUJIFILM Holdings Corp.	693,405	29,392,097
Hitachi Ltd. (a)	3,889,000	28,492,962
Hitachi Ltd., ADR	1,009,825	73,858,600
Tyco Electronics Ltd. (a)	1,653,443	61,392,339
Electronic Equipment & Instruments Total		193,135,998
Semiconductors & Semiconductor Equipment – 5.8%
Infineon Technologies AG (c)	1,748,573	20,445,745
Qimonda AG, ADR (a)(c)	861,840	6,162,156
Rohm Co., Ltd.	622,300	54,164,076
Samsung Electronics Co., Ltd.	57,300	33,678,705
STMicroelectronics NV (a)	4,215,100	60,005,405
United Microelectronics Corp. (d)	86,155,806	53,199,203
Semiconductors & Semiconductor Equipment Total		227,655,290
INFORMATION TECHNOLOGY TOTAL		639,354,570
MATERIALS – 1.6%
Chemicals – 1.6%
Akzo Nobel NV	769,900	61,310,334
Chemicals Total		61,310,334
MATERIALS TOTAL		61,310,334
TELECOMMUNICATION SERVICES – 24.6%
Diversified Telecommunication Services – 22.1%
Brasil Telecom Participacoes SA, ADR	241,760	18,030,461
Deutsche Telekom AG, Registered Shares	7,583,400	165,859,305
France Telecom SA (a)	2,157,812	77,437,105
KT Corp., ADR (a)	2,914,300	75,188,940
Nippon Telegraph & Telephone Corp.	17,430	86,260,331
Nippon Telegraph & Telephone Corp., ADR	180	4,439
Portugal Telecom SGPS SA, ADR	5,584,476	72,709,877
Swisscom AG, ADR	2,027,700	79,163,030
Tele Norte Leste Participacoes SA, ADR	2,827,200	54,508,416
Telecom Corp. of New Zealand Ltd., ADR	2,168,604	36,020,512

3

	Shares	Value ($)
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Diversified Telecommunication Services – (continued)
Telecom Italia SpA	16,491,810	51,063,292
Telecom Italia SpA, Savings Shares (a)	10,039,010	23,598,193
Telecomunicacoes Brasileiras SA, ADR	663,200	15,591,832
Telefonica SA, ADR	362,381	35,364,762
Telefonos de Mexico SA de CV, ADR, Class L (a)	1,935,840	71,316,346
Diversified Telecommunication Services Total		862,116,841
Wireless Telecommunication Services – 2.5%
SK Telecom Co. Ltd., ADR (a)	1,662,439	49,607,180
SK Telecom Co., Ltd.	160,077	42,390,904
Tim Participacoes SA, ADR (a)	61,418	2,146,559
Vivo Participacoes SA (a)	426,216	2,331,402
Wireless Telecommunication Services Total		96,476,045
TELECOMMUNICATION SERVICES TOTAL		958,592,886
UTILITIES – 4.4%
Electric Utilities – 4.4%
Centrais Electricas Brasileiras SA, ADR	7,275,467	97,809,923
Korea Electric Power Corp., ADR (a)	3,610,950	75,288,308
Electric Utilities Total		173,098,231
UTILITIES TOTAL		173,098,231

Total Common Stocks (cost of $3,354,743,192)		3,874,783,670

Securities Lending Collateral – 11.3%
State Street Navigator Securities Lending Prime Portfolio (e) (7 day yield of 4.817%)	441,119,945	441,119,945

Total Securities Lending Collateral (cost of $441,119,945)		441,119,945

	Par ($)
Short-Term Obligation – 0.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/07, due 01/02/08, at 1.160%, collateralized by U.S. Government Agency Obligations maturing 07/18/16, market value $10,767,750 (repurchase proceeds $10,554,680)	10,554,000	10,554,000

Total Short-Term Obligation (cost of $10,554,000)		10,554,000

4

Total Investments – 110.9% (cost of $3,806,417,137)(f)(g)	$4,326,457,615

Other Assets & Liabilities, Net – (10.9)%	(425,560,966)

Net Assets – 100.0%	$3,900,896,649

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price. Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Foreign securities are generally valued at the last sale price on the foreign exchange or market on which they trade. If any foreign share prices are not readily available as a result of limited share activity, the securities are valued at the last sale price of the local shares in the principal market in which such securities are normally traded.

Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the New York Stock Exchange (“NYSE”). The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. Foreign currency exchange rates are generally determined at 4:00 p.m. Eastern (U.S.) time. Events affecting the values of such foreign securities and such exchange rates may occur between the times at which they are determined and the close of the customary trading session of the NYSE, which would not be reflected in the computation of the Fund’s net asset value. If events materially affecting the values of such foreign securities occur and it is determined that market quotations are not reliable, then these foreign securities will be valued at their fair value using procedures approved by the Board of Trustees.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees. If a security is valued at a “fair value”, such value is likely to be different from the last quoted market price for the security. Swap agreements are stated at a fair value. Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

(a)	All or a portion of this security was on loan at December 31, 2007. The total market value of securities on loan at December 31, 2007 is $415,488,237.

(b)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At December 31, 2007 the value of this security, which is not illiquid, amounted to $13,570,184 which represents 0.3% of net assets.

(c)	Non-income producing security.

(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees.

(e)	Investment made with cash collateral received from securities lending activity.

(f)	Cost for federal income tax purposes is $3,365,297,192.

(g)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,322,500,294	$(361,339,871)	$961,160,423

The Master Portfolio was invested in the following countries at December 31, 2007:

5

Summary of Securities		% of Total
By Country	Value ($)	Investments
Japan	1,092,512,131	25.3
United Kingdom	567,918,051	13.1
United States*	451,673,945	10.4
France	437,589,176	10.1
Netherlands	386,048,449	8.9
South Korea	276,154,036	6.4
Germany	205,904,703	4.8
Brazil	194,468,839	4.5
Italy	140,818,494	3.3
Switzerland	108,671,988	2.5
Mexico	71,316,346	1.7
Portugal	72,709,877	1.7
Bermuda	61,392,339	1.4
Canada	52,975,407	1.2
Taiwan	53,199,203	1.2
Sweden	81,719,357	1.9
Spain	35,364,762	0.8
New Zealand	36,020,512	0.8
	$4,326,457,615	100.0

* Includes short-term obligation and securities lending collateral.

Certain securities are listed by country of underlying exposure but may trade predominantly on other exchanges.

Acronym	Name

ADR	American Depositary Receipt

6

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia Large Cap Core Master Portfolio

	Shares	Value ($)*
Common Stocks – 95.6%
CONSUMER DISCRETIONARY – 8.1%
Auto Components – 0.2%
Goodyear Tire & Rubber Co. (a)	138,600	3,911,292
Auto Components Total		3,911,292
Hotels, Restaurants & Leisure – 1.3%
McDonald’s Corp.	286,180	16,858,864
Starwood Hotels & Resorts Worldwide, Inc. (a)	115,525	5,086,566
Hotels, Restaurants & Leisure Total		21,945,430
Household Durables – 0.6%
D.R. Horton, Inc. (a)	286,520	3,773,468
Sony Corp., ADR (a)	106,300	5,772,090
Household Durables Total		9,545,558
Internet & Catalog Retail – 0.3%
Amazon.com, Inc. (a)	46,900	4,344,816
Internet & Catalog Retail Total		4,344,816
Media – 3.1%
CBS Corp., Class B	258,797	7,052,218
News Corp., Class A	381,180	7,810,378
Time Warner, Inc.	817,760	13,501,218
Viacom, Inc., Class B	282,004	12,385,616
Walt Disney Co. (a)	353,560	11,412,917
Media Total		52,162,347
Multiline Retail – 0.3%
Nordstrom, Inc.	154,780	5,685,069
Multiline Retail Total		5,685,069
Specialty Retail – 0.8%
GameStop Corp., Class A	155,840	9,679,222
Sherwin-Williams Co. (a)(b)	82,295	4,776,402
Specialty Retail Total		14,455,624
Textiles, Apparel & Luxury Goods – 1.5%
Coach, Inc.	270,280	8,265,162
NIKE, Inc., Class B (a)	136,100	8,743,064
V.F. Corp.	126,060	8,655,280
Textiles, Apparel & Luxury Goods Total		25,663,506
CONSUMER DISCRETIONARY TOTAL		137,713,642
CONSUMER STAPLES – 9.4%
Beverages – 3.1%
Coca-Cola Co.	360,192	22,104,983
Diageo PLC, ADR	69,390	5,955,744

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Beverages – (continued)
Hansen Natural Corp. (a)(b)	89,740	3,974,585
PepsiCo, Inc.	277,004	21,024,603
Beverages Total		53,059,915
Food & Staples Retailing – 0.9%
Kroger Co.	307,740	8,219,736
Sysco Corp.	194,140	6,059,109
Food & Staples Retailing Total		14,278,845
Food Products – 0.2%
Hershey Co. (b)	103,850	4,091,690
Food Products Total		4,091,690
Household Products – 2.7%
Colgate-Palmolive Co.	244,971	19,097,939
Kimberly-Clark Corp. (a)	118,922	8,246,051
Procter & Gamble Co.	247,987	18,207,206
Household Products Total		45,551,196
Personal Products – 1.0%
Avon Products, Inc. (a)	433,355	17,130,523
Personal Products Total		17,130,523
Tobacco – 1.5%
Altria Group, Inc.	207,957	15,717,390
Loews Corp. - Carolina Group	107,820	9,197,046
Tobacco Total		24,914,436
CONSUMER STAPLES TOTAL		159,026,605
ENERGY – 12.3%
Energy Equipment & Services – 3.1%
Halliburton Co.	154,829	5,869,567
Noble Corp.	261,410	14,772,279
Tidewater, Inc. (a)(b)	130,595	7,164,442
Transocean, Inc.	86,840	12,431,146
Weatherford International Ltd.	181,840	12,474,224
Energy Equipment & Services Total		52,711,658
Oil, Gas & Consumable Fuels – 9.2%
Chevron Corp.	560,525	52,313,798
ConocoPhillips	327,110	28,883,813
Devon Energy Corp.	162,838	14,477,927
Exxon Mobil Corp. (a)	328,250	30,753,742
Petroleo Brasileiro SA, ADR	77,080	8,882,699
Valero Energy Corp.	107,022	7,494,751

2

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – (continued)
XTO Energy, Inc.	256,985	13,198,750
Oil, Gas & Consumable Fuels Total		156,005,480
ENERGY TOTAL		208,717,138
FINANCIALS – 16.7%
Capital Markets – 2.7%
Affiliated Managers Group, Inc. (a)(b)	36,790	4,321,353
Ameriprise Financial, Inc.	96,680	5,328,035
Lazard Ltd., Class A (a)(b)	208,861	8,496,466
Lehman Brothers Holdings, Inc. (a)	189,750	12,417,240
State Street Corp.	193,300	15,695,960
Capital Markets Total		46,259,054
Commercial Banks – 2.9%
Cullen/Frost Bankers, Inc. (b)	143,970	7,293,520
PNC Financial Services Group, Inc.	205,455	13,488,121
TCF Financial Corp.	388,640	6,968,315
U.S. Bancorp (a)	680,539	21,600,308
Commercial Banks Total		49,350,264
Consumer Finance – 0.9%
American Express Co. (a)	249,462	12,977,013
Discover Financial Services (a)	134,650	2,030,522
Consumer Finance Total		15,007,535
Diversified Financial Services – 4.1%
Citigroup, Inc.	389,014	11,452,572
CME Group, Inc.	20,970	14,385,420
JPMorgan Chase & Co. (a)	900,895	39,324,067
Nasdaq Stock Market, Inc. (a)(b)	82,724	4,094,011
Diversified Financial Services Total		69,256,070
Insurance – 5.1%
ACE Ltd. (a)	268,249	16,572,423
American International Group, Inc.	270,810	15,788,223
Aon Corp. (a)(b)	186,540	8,896,092
Aspen Insurance Holdings Ltd.	272,121	7,847,970
Assurant, Inc.	175,650	11,750,985
MBIA, Inc. (b)	222,260	4,140,704
MetLife, Inc. (a)	119,606	7,370,122
Prudential Financial, Inc.	49,615	4,616,180
Unum Group	379,408	9,026,116
Insurance Total		86,008,815

3

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Thrifts & Mortgage Finance – 1.0%
Fannie Mae	421,330	16,844,773
Thrifts & Mortgage Finance Total		16,844,773
FINANCIALS TOTAL		282,726,511
HEALTH CARE – 11.7%
Biotechnology – 1.0%
Genentech, Inc.	37,150	2,491,651
Genzyme Corp.	85,825	6,388,813
Gilead Sciences, Inc.	191,420	8,807,234
Biotechnology Total		17,687,698
Health Care Equipment & Supplies – 0.3%
Hologic, Inc.	81,421	5,588,737
Health Care Equipment & Supplies Total		5,588,737
Health Care Providers & Services – 3.6%
CIGNA Corp.	227,945	12,247,485
Coventry Health Care, Inc.	164,590	9,751,957
Express Scripts, Inc. (a)	157,630	11,506,990
Laboratory Corp. of America Holdings	114,461	8,645,239
McKesson Corp.	203,021	13,299,906
Medco Health Solutions, Inc. (a)	50,410	5,111,574
Health Care Providers & Services Total		60,563,151
Life Sciences Tools & Services – 0.9%
Waters Corp.	189,422	14,977,598
Life Sciences Tools & Services Total		14,977,598
Pharmaceuticals – 5.9%
Abbott Laboratories	184,330	10,350,130
Bristol-Myers Squibb Co.	363,430	9,638,164
Johnson & Johnson (a)	507,785	33,869,260
Merck & Co., Inc.	434,595	25,254,315
Pfizer, Inc. (a)	369,310	8,394,416
Schering-Plough Corp.	444,280	11,835,619
Pharmaceuticals Total		99,341,904
HEALTH CARE TOTAL		198,159,088
INDUSTRIALS – 11.2%
Aerospace & Defense – 4.1%
General Dynamics Corp.	120,715	10,742,428
Goodrich Corp. (a)	137,525	9,710,640
Honeywell International, Inc.	274,960	16,929,287
Rockwell Collins, Inc.	129,985	9,355,021

4

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Aerospace & Defense – (continued)
United Technologies Corp.	292,765	22,408,233
Aerospace & Defense Total		69,145,609
Commercial Services & Supplies – 1.2%
Dun & Bradstreet Corp. (a)	134,225	11,896,362
Republic Services, Inc. (a)	265,532	8,324,428
Commercial Services & Supplies Total		20,220,790
Construction & Engineering – 0.3%
KBR, Inc. (a)	126,177	4,895,668
Construction & Engineering Total		4,895,668
Electrical Equipment – 1.0%
Emerson Electric Co.	159,290	9,025,371
Evergreen Solar, Inc. (b)	183,310	3,165,764
First Solar, Inc.	10,650	2,845,041
SunPower Corp., Class A (b)	18,590	2,423,950
Electrical Equipment Total		17,460,126
Industrial Conglomerates – 2.8%
General Electric Co.	979,375	36,305,431
McDermott International, Inc. (a)	183,560	10,835,547
Industrial Conglomerates Total		47,140,978
Machinery – 1.8%
Eaton Corp. (a)	85,685	8,307,161
Illinois Tool Works, Inc.	131,290	7,029,267
ITT Corp.	116,265	7,678,140
Parker Hannifin Corp.	90,969	6,850,875
Machinery Total		29,865,443
INDUSTRIALS TOTAL		188,728,614
INFORMATION TECHNOLOGY – 15.9%
Communications Equipment – 2.8%
Cisco Systems, Inc.	934,219	25,289,308
Nokia Oyj, ADR (a)	287,140	11,023,305
QUALCOMM, Inc.	284,390	11,190,746
Communications Equipment Total		47,503,359
Computers & Peripherals – 4.9%
Apple, Inc.	97,723	19,356,972
EMC Corp.	753,403	13,960,557
Hewlett-Packard Co.	561,590	28,349,063
International Business Machines Corp.	142,447	15,398,521
NCR Corp.	233,650	5,864,615
Computers & Peripherals Total		82,929,728

5

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Electronic Equipment & Instruments – 0.5%
Agilent Technologies, Inc.	206,848	7,599,596
Electronic Equipment & Instruments Total		7,599,596
Internet Software & Services – 1.4%
Akamai Technologies, Inc. (b)	176,127	6,093,994
Google, Inc., Class A	24,604	17,013,174
Internet Software & Services Total		23,107,168
IT Services – 0.3%
Cognizant Technology Solutions Corp., Class A (a)	154,050	5,228,457
IT Services Total		5,228,457
Semiconductors & Semiconductor Equipment – 2.7%
ASML Holding N.V., N.Y. Registered Shares (a)(b)	211,392	6,614,456
Intel Corp.	417,550	11,131,883
Intersil Corp., Class A	187,460	4,589,021
Maxim Integrated Products, Inc.	216,330	5,728,418
MEMC Electronic Materials, Inc.	96,417	8,531,940
NVIDIA Corp. (a)	281,122	9,563,771
Semiconductors & Semiconductor Equipment Total		46,159,489
Software – 3.3%
Adobe Systems, Inc.	243,684	10,412,617
Autodesk, Inc.	135,144	6,724,766
Microsoft Corp.	676,747	24,092,193
Oracle Corp.	647,560	14,621,905
VMware, Inc., Class A (b)	7,475	635,300
Software Total		56,486,781
INFORMATION TECHNOLOGY TOTAL		269,014,578
MATERIALS – 3.2%
Chemicals – 1.1%
Praxair, Inc.	207,401	18,398,543
Chemicals Total		18,398,543
Construction Materials – 0.5%
Vulcan Materials Co. (b)	97,510	7,712,066
Construction Materials Total		7,712,066
Containers & Packaging – 0.4%
Packaging Corp. of America	211,520	5,964,864
Containers & Packaging Total		5,964,864
Metals & Mining – 0.8%
Companhia Vale do Rio Doce, ADR	340,158	11,112,962

6

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
Nucor Corp.	52,990	3,138,067
Metals & Mining Total		14,251,029
Paper & Forest Products – 0.4%
Domtar Corp. (a)	900,300	6,923,307
Paper & Forest Products Total		6,923,307
MATERIALS TOTAL		53,249,809
TELECOMMUNICATION SERVICES – 3.4%
Diversified Telecommunication Services – 2.8%
AT&T, Inc. (a)	582,150	24,194,154
Citizens Communications Co.	321,699	4,095,228
Qwest Communications International, Inc. (a)(b)	685,000	4,801,850
Verizon Communications, Inc.	330,140	14,423,817
Diversified Telecommunication Services Total		47,515,049
Wireless Telecommunication Services – 0.6%
NII Holdings, Inc.	58,440	2,823,821
Rogers Communications, Inc., Class B	137,120	6,204,680
Wireless Telecommunication Services Total		9,028,501
TELECOMMUNICATION SERVICES TOTAL		56,543,550
UTILITIES – 3.7%
Electric Utilities – 3.0%
American Electric Power Co., Inc.	253,483	11,802,168
Entergy Corp.	120,694	14,425,347
Exelon Corp. (a)	93,700	7,649,668
FPL Group, Inc. (a)	245,570	16,644,735
Electric Utilities Total		50,521,918
Multi-Utilities – 0.7%
Public Service Enterprise Group, Inc. (a)	120,758	11,863,266
Multi-Utilities Total		11,863,266
UTILITIES TOTAL		62,385,184

Total Common Stocks(cost of $1,341,936,866)		1,616,264,719
Securities Lending Collateral – 4.0%
State Street Navigator Securities Lending Prime Portfolio (c) (7 day yield of 4.817%)	66,791,999	66,791,999

Total Securities Lending Collateral (cost of $66,791,999)		66,791,999

7

	Par ($)	Value ($)
Short-Term Obligation – 0.3%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/07, due 01/02/08, at 2.960%, collateralized by U.S. Government Agency Obligation maturing 10/18/16, market value $6,168,625 (repurchase proceeds $6,045,994)	6,045,000	6,045,000

Total Short-Term Obligation (cost of $6,045,000)		6,045,000

Total Investments – 99.9% (cost of $1,414,773,865)(d)(e)		1,689,101,718

Other Assets & Liabilities, Net – 0.1%		2,052,500

Net Assets – 100.0%		1,691,154,218

Notes to Investment Portfolio:

*

Security Valuation:
Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or  that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	All or a portion of this security was on loan at December 31, 2007. The market value of securities on loan at December 31, 2007 is $64,721,894.

(c)	Investment made with cash collateral received from securities lending activity.

(d)	Cost for federal income tax purposes is $1,414,773,865.

(e)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$300,861,804	$(26,533,951)	$274,327,853

For the nine months ended December 31, 2007, transactions in written options contracts were as follows:

8

	Number of contracts	Premium received
Options outstanding at March 31, 2007	10,560	$1,181,875
Options written	30,288	972,723
Options terminated in closing purchase transactions	(2,182)	(360,420)
Options exercised	(7,340)	(641,936)
Options expired	(31,326)	(1,152,242)
Options outstanding at December 31, 2007	—	$—

Acronym	Name

ADR	American Depositary Receipt

9

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia Marsico Focused Equities Master Portfolio

	Shares	Value ($)*
Common Stocks – 94.4%
CONSUMER DISCRETIONARY – 20.3%
Auto Components – 1.0%
Continental AG	384,262	49,830,419
Auto Components Total		49,830,419
Automobiles – 2.4%
Toyota Motor Corp., ADR	1,193,551	126,719,310
Automobiles Total		126,719,310
Hotels, Restaurants & Leisure – 14.6%
Las Vegas Sands Corp. (a)	2,007,371	206,859,582
McDonald’s Corp.	4,660,575	274,554,473
MGM Mirage (a)	1,389,599	116,754,108
Wynn Resorts Ltd.	1,547,003	173,465,446
Hotels, Restaurants & Leisure Total		771,633,609
Specialty Retail – 2.3%
Lowe’s Companies, Inc.	5,419,250	122,583,435
Specialty Retail Total		122,583,435
CONSUMER DISCRETIONARY TOTAL		1,070,766,773
CONSUMER STAPLES – 3.0%
Food & Staples Retailing – 3.0%
CVS Caremark Corp.	3,974,581	157,989,595
Food & Staples Retailing Total		157,989,595
CONSUMER STAPLES TOTAL		157,989,595
ENERGY – 11.4%
Energy Equipment & Services – 7.7%
Schlumberger Ltd.	1,857,453	182,717,652
Transocean, Inc. (a)	1,562,241	223,634,799
Energy Equipment & Services Total		406,352,451
Oil, Gas & Consumable Fuels – 3.7%
Petroleo Brasileiro SA, ADR	1,671,759	192,653,507
Oil, Gas & Consumable Fuels Total		192,653,507
ENERGY TOTAL		599,005,958
FINANCIALS – 11.6%
Capital Markets – 5.3%
Goldman Sachs Group, Inc.	1,018,242	218,972,942
Merrill Lynch & Co., Inc.	1,142,920	61,351,946
Capital Markets Total		280,324,888
Commercial Banks – 4.1%
Industrial & Commercial Bank of China, Class H	303,525,900	215,362,514
Commercial Banks Total		215,362,514

1

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – 2.2%
ProLogis	1,807,621	114,567,019
Real Estate Investment Trusts (REITs) Total		114,567,019
FINANCIALS TOTAL		610,254,421
HEALTH CARE – 11.9%
Biotechnology – 3.2%
Genentech, Inc. (a)	2,482,171	166,479,209
Biotechnology Total		166,479,209
Health Care Providers & Services – 4.9%
UnitedHealth Group, Inc.	4,468,233	260,051,160
Health Care Providers & Services Total		260,051,160
Pharmaceuticals – 3.8%
Merck & Co., Inc.	3,443,035	200,074,764
Pharmaceuticals Total		200,074,764
HEALTH CARE TOTAL		626,605,133
INDUSTRIALS – 7.8%
Aerospace & Defense – 5.5%
General Dynamics Corp.	1,231,472	109,588,693
Lockheed Martin Corp.	1,695,286	178,445,805
Aerospace & Defense Total		288,034,498
Road & Rail – 2.3%
Union Pacific Corp.	987,828	124,090,953
Road & Rail Total		124,090,953
INDUSTRIALS TOTAL		412,125,451
INFORMATION TECHNOLOGY – 18.6%
Computers & Peripherals – 6.6%
Apple, Inc. (a)	1,217,043	241,071,878
Hewlett-Packard Co.	2,090,165	105,511,529
Computers & Peripherals Total		346,583,407
Internet Software & Services – 4.8%
Google, Inc., Class A (a)	368,159	254,574,585
Internet Software & Services Total		254,574,585
Semiconductors & Semiconductor Equipment – 3.1%
Intel Corp.	6,059,520	161,546,803
Semiconductors & Semiconductor Equipment Total		161,546,803

2

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Software – 4.1%
Microsoft Corp.	6,091,070	216,842,092
Software Total		216,842,092
INFORMATION TECHNOLOGY TOTAL		979,546,887
MATERIALS – 6.0%
Chemicals – 6.0%
Air Products & Chemicals, Inc.	779,098	76,842,436
Monsanto Co.	2,149,062	240,028,735
Chemicals Total		316,871,171
MATERIALS TOTAL		316,871,171
TELECOMMUNICATION SERVICES – 3.8%
Diversified Telecommunication Services – 3.8%
AT&T, Inc.	4,809,871	199,898,239
Diversified Telecommunication Services Total		199,898,239
TELECOMMUNICATION SERVICES TOTAL		199,898,239

Total Common Stocks (cost of $3,558,731,180)		4,973,063,628

	Par ($)
Short-Term Obligations – 4.2%
U.S. Government Obligations - 0.7%
United States Treasury Bill
3.598% 01/03/08(b)	8,651,000	8,649,294
3.703% 01/10/08(b)	14,730,000	14,716,559
3.814% 01/31/08(b)	6,050,000	6,031,093
3.869% 02/07/08(b)	5,747,000	5,724,555
U.S. Government Obligations Total		35,121,501
Repurchase Agreement – 3.5%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/07, due on 01/02/08, at 2.960%, collateralized by U.S. Government Agency Obligations with various maturities through 08/13/14, market value $191,722,069 (repurchase proceeds $187,990,909)	187,960,000	187,960,000
Repurchase Agreement Total		187,960,000

Total Short-Term Obligations (cost of $223,081,501)		223,081,501

3

Total Investments – 98.6% (cost of $3,781,812,681)(c)(d)	$5,196,145,129

Other Assets & Liabilities, Net – 1.4%	73,893,921

Net Assets – 100.0%	$5,270,039,050

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Directors. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.
(b)	The rate shown represents the annualized yield at the date of purchase.
(c)	Cost for federal income tax purposes is $3,781,812,681.
(d)	Unrealized appreciation and depreciation at December 31, 2007, based on cost of investments for federal income tax purposes was:

	Unrealized	Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation
	$1,450,021,653	$(35,689,205)	$1,414,332,448

Acronym		Name

ADR		American Depositary Receipt

4

INVESTMENT PORTFOLIO
December 31, 2007 (Unaudited)	Columbia Marsico Growth Master Portfolio

	Shares	Value ($)*
Common Stocks – 92.5%
CONSUMER DISCRETIONARY – 17.2%
Automobiles – 1.9%
Toyota Motor Corp., ADR	1,258,014	133,563,346
Automobiles Total		133,563,346
Hotels, Restaurants & Leisure – 13.7%
Las Vegas Sands Corp. (a)	1,756,409	180,997,947
McDonald’s Corp.	5,348,216	315,063,405
MGM Mirage (a)	1,838,430	154,464,889
Wynn Resorts Ltd.	1,633,070	183,116,139
Yum! Brands, Inc.	3,501,212	133,991,383
Hotels, Restaurants & Leisure Total		967,633,763
Multiline Retail – 0.1%
Target Corp.	172,927	8,646,350
Multiline Retail Total		8,646,350
Specialty Retail – 1.5%
Lowe’s Companies, Inc.	4,602,822	104,115,834
Specialty Retail Total		104,115,834
CONSUMER DISCRETIONARY TOTAL		1,213,959,293
CONSUMER STAPLES – 4.8%
Beverages – 2.5%
Coca-Cola Co.	1,195,796	73,386,001
Heineken NV, ADR	3,077,534	99,484,364
Beverages Total		172,870,365
Food & Staples Retailing – 2.3%
CVS Caremark Corp.	2,417,290	96,087,277
Tesco PLC	7,057,187	66,638,855
Food & Staples Retailing Total		162,726,132
CONSUMER STAPLES TOTAL		335,596,497
ENERGY – 9.4%
Energy Equipment & Services – 6.4%
Cameron International Corp. (a)	917,372	44,153,115
Schlumberger Ltd.	2,442,187	240,237,935
Transocean, Inc. (a)	1,186,866	169,899,868
Energy Equipment & Services Total		454,290,918

1

	Shares	Value ($)
Common Stocks – (continued)
ENERGY – (continued)
Oil, Gas & Consumable Fuels – 3.0%
Petroleo Brasileiro SA, ADR	1,822,164	209,986,179
Oil, Gas & Consumable Fuels Total		209,986,179
ENERGY TOTAL		664,277,097
FINANCIALS – 10.2%
Capital Markets – 6.8%
Goldman Sachs Group, Inc.	1,358,575	292,161,554
Lehman Brothers Holdings, Inc.	2,463,981	161,242,916
Merrill Lynch & Co., Inc.	572,907	30,753,648
Capital Markets Total		484,158,118
Commercial Banks – 3.4%
Industrial & Commercial Bank of China, Class H	277,864,000	197,154,475
Wells Fargo & Co.	1,343,894	40,572,160
Commercial Banks Total		237,726,635
FINANCIALS TOTAL		721,884,753
HEALTH CARE – 11.0%
Biotechnology – 3.0%
Amylin Pharmaceuticals, Inc. (a)	1,597,073	59,091,701
Genentech, Inc. (a)	2,277,090	152,724,426
Biotechnology Total		211,816,127
Health Care Providers & Services – 4.8%
UnitedHealth Group, Inc.	5,870,131	341,641,624
Health Care Providers & Services Total		341,641,624
Pharmaceuticals – 3.2%
Merck & Co., Inc.	2,841,140	165,098,646
Schering-Plough Corp.	2,134,560	56,864,678
Pharmaceuticals Total		221,963,324
HEALTH CARE TOTAL		775,421,075
INDUSTRIALS – 9.5%
Aerospace & Defense – 7.0%
Boeing Co.	593,273	51,887,657
General Dynamics Corp.	2,336,472	207,922,643
Lockheed Martin Corp.	2,233,733	235,122,735
Aerospace & Defense Total		494,933,035
Air Freight & Logistics – 0.2%
FedEx Corp.	173,358	15,458,333
Air Freight & Logistics Total		15,458,333

2

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Road & Rail – 2.3%
Union Pacific Corp.	1,275,372	160,212,231
Road & Rail Total		160,212,231
INDUSTRIALS TOTAL		670,603,599
INFORMATION TECHNOLOGY – 17.1%
Communications Equipment – 0.7%
QUALCOMM, Inc.	1,279,387	50,343,879
Communications Equipment Total		50,343,879
Computers & Peripherals – 5.3%
Apple, Inc. (a)	1,406,662	278,631,609
Hewlett-Packard Co.	1,871,751	94,485,990
Computers & Peripherals Total		373,117,599
Internet Software & Services – 2.9%
Google, Inc., Class A (a)	299,842	207,334,746
Internet Software & Services Total		207,334,746
IT Services – 3.0%
Mastercard, Inc., Class A	992,603	213,608,166
IT Services Total		213,608,166
Semiconductors & Semiconductor Equipment – 2.2%
Intel Corp.	5,721,526	152,535,883
Semiconductors & Semiconductor Equipment Total		152,535,883
Software – 3.0%
Microsoft Corp.	5,875,365	209,162,994
Software Total		209,162,994
INFORMATION TECHNOLOGY TOTAL		1,206,103,267
MATERIALS – 6.2%
Chemicals – 6.2%
Air Products & Chemicals, Inc.	691,872	68,239,335
Monsanto Co.	2,155,969	240,800,178
Praxair, Inc.	1,474,861	130,834,919
Chemicals Total		439,874,432
MATERIALS TOTAL		439,874,432
TELECOMMUNICATION SERVICES – 7.1%
Diversified Telecommunication Services – 2.8%
AT&T, Inc.	4,686,687	194,778,712
Diversified Telecommunication Services Total		194,778,712
Wireless Telecommunication Services – 4.3%
America Movil SAB de CV, ADR, Series L	1,652,816	101,466,374

3

	Shares	Value ($)*
Common Stocks – (continued)
TELECOMMUNICATION SERVICES – (continued)
Wireless Telecommunication Services – (continued)
China Mobile Ltd.	11,742,925	203,497,973
Wireless Telecommunication Services Total		304,964,347
TELECOMMUNICATION SERVICES TOTAL		499,743,059

Total Common Stocks (cost of $4,823,256,849)		6,527,463,072

	Par ($)
Short-Term Obligation – 7.0%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/07, due 01/02/08, at 2.960%, collateralized by U.S. Government Agency Obligations with various maturities to 07/18/16, market value $500,659,377 (repurchase proceeds $490,918,716)	490,838,000	490,838,000

Total Short-Term Obligation (cost of $490,838,000)		490,838,000

Total Investments – 99.5% (cost of $5,314,094,849)(b)(c)		7,018,301,072

Other Assets & Liabilities, Net – 0.5%		36,402,342

Net Assets – 100.0%		7,054,703,414

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments for which market quotations are not readily available, or that have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $5,314,094,849.

(c)	Unrealized appreciation and depreciation at December 31, 2007 based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$1,767,513,222	$(63,306,999)	$1,704,206,223

4

Acronym	Name

ADR	American Depositary Receipt

5

INVESTMENT PORTFOLIO

December 31, 2007 (Unaudited)	Columbia Small Cap Growth Master Portfolio

	Shares	Value ($)*
Common Stocks – 96.8%
CONSUMER DISCRETIONARY – 14.8%
Diversified Consumer Services – 3.2%
Capella Education Co. (a)	46,867	3,067,914
DeVry, Inc.	130,920	6,802,603
Sotheby’s	86,481	3,294,926
Strayer Education, Inc.	27,508	4,692,315
Diversified Consumer Services Total		17,857,758
Hotels, Restaurants & Leisure – 3.6%
Bally Technologies, Inc. (a)	109,160	5,427,435
Buffalo Wild Wings, Inc. (a)	119,130	2,766,199
Chipotle Mexican Grill, Inc., Class A (a)	23,355	3,434,820
Vail Resorts, Inc. (a)	73,033	3,929,906
WMS Industries, Inc. (a)	130,630	4,786,283
Hotels, Restaurants & Leisure Total		20,344,643
Household Durables – 0.6%
Tempur-Pedic International, Inc.	137,555	3,572,303
Household Durables Total		3,572,303
Internet & Catalog Retail – 1.2%
Priceline.com, Inc. (a)	29,575	3,396,984
Shutterfly, Inc. (a)	139,440	3,572,453
Internet & Catalog Retail Total		6,969,437
Media – 2.7%
Knology, Inc. (a)	314,961	4,025,201
Marvel Entertainment, Inc. (a)	270,070	7,213,570
National CineMedia, Inc.	142,010	3,580,072
Media Total		14,818,843
Specialty Retail – 1.2%
Aeropostale, Inc. (a)	60,200	1,595,300
J Crew Group, Inc. (a)	111,520	5,376,379
Specialty Retail Total		6,971,679
Textiles, Apparel & Luxury Goods – 2.3%
CROCS, Inc. (a)	107,750	3,966,278
Volcom, Inc. (a)	116,780	2,572,663
Warnaco Group, Inc. (a)	175,391	6,103,607
Textiles, Apparel & Luxury Goods Total		12,642,548
CONSUMER DISCRETIONARY TOTAL		83,177,211
CONSUMER STAPLES – 2.6%
Beverages – 0.7%
Central European Distribution Corp. (a)	68,470	3,976,738
Beverages Total		3,976,738

1

	Shares	Value ($)
Common Stocks – (continued)
CONSUMER STAPLES – (continued)
Food & Staples Retailing – 0.2%
Longs Drug Stores Corp.	27,260	1,281,220
Food & Staples Retailing Total		1,281,220
Personal Products – 1.7%
Chattem, Inc. (a)	123,799	9,351,776
Personal Products Total		9,351,776
CONSUMER STAPLES TOTAL		14,609,734
ENERGY – 7.0%
Energy Equipment & Services – 2.4%
Atwood Oceanics, Inc. (a)	69,987	7,015,497
Dril-Quip, Inc. (a)	116,881	6,505,596
Energy Equipment & Services Total		13,521,093
Oil, Gas & Consumable Fuels – 4.6%
Atlas America, Inc.	65,000	3,846,700
ATP Oil & Gas Corp. (a)	74,384	3,759,367
Berry Petroleum Co., Class A	89,310	3,969,830
Bill Barrett Corp. (a)	117,080	4,902,140
Comstock Resources, Inc. (a)	124,070	4,218,380
PetroHawk Energy Corp. (a)	295,730	5,119,086
Oil, Gas & Consumable Fuels Total		25,815,503
ENERGY TOTAL		39,336,596
FINANCIALS – 7.5%
Capital Markets – 2.8%
Calamos Asset Management, Inc., Class A	204,280	6,083,459
GFI Group, Inc. (a)	100,803	9,648,863
Capital Markets Total		15,732,322
Consumer Finance – 0.5%
First Cash Financial Services, Inc. (a)	208,440	3,059,899
Consumer Finance Total		3,059,899
Diversified Financial Services – 0.5%
Portfolio Recovery Associates, Inc. (a)	65,470	2,597,195
Diversified Financial Services Total		2,597,195
Insurance – 1.2%
Assured Guaranty Ltd.	83,986	2,228,988
ProAssurance Corp. (a)	80,142	4,401,399
Insurance Total		6,630,387
Real Estate Investment Trusts (REITs) – 2.5%
Alexandria Real Estate Equities, Inc.	11,450	1,164,122

2

	Shares	Value ($)
Common Stocks – (continued)
FINANCIALS – (continued)
Real Estate Investment Trusts (REITs) – (continued)
Digital Realty Trust, Inc.	133,170	5,109,733
Home Properties, Inc.	84,452	3,787,672
Nationwide Health Properties, Inc.	117,350	3,681,269
Real Estate Investment Trusts (REITs) Total		13,742,796
FINANCIALS TOTAL		41,762,599
HEALTH CARE – 20.6%
Biotechnology – 6.8%
Acadia Pharmaceuticals, Inc. (a)	91,292	1,010,602
Array Biopharma, Inc. (a)	218,599	1,840,604
BioMarin Pharmaceuticals, Inc. (a)	118,128	4,181,731
Cepheid, Inc. (a)	253,402	6,677,143
CV Therapeutics, Inc. (a)	224,502	2,031,743
Human Genome Sciences, Inc. (a)	152,564	1,592,768
Myriad Genetics, Inc. (a)	36,537	1,696,047
Omrix Biopharmaceuticals, Inc. (a)	133,486	4,637,304
Onyx Pharmaceuticals, Inc. (a)	135,293	7,524,997
Regeneron Pharmaceuticals, Inc. (a)	73,466	1,774,204
Seattle Genetics, Inc. (a)	112,941	1,287,527
United Therapeutics Corp. (a)	36,897	3,602,992
Biotechnology Total		37,857,662
Health Care Equipment & Supplies – 5.9%
Align Technology, Inc. (a)	84,440	1,408,459
ArthroCare Corp. (a)	27,740	1,332,907
China Medical Technologies, Inc.	31,040	1,377,866
Gen-Probe, Inc. (a)	43,865	2,760,424
Hologic, Inc. (a)	91,319	6,268,136
Immucor, Inc. (a)	81,519	2,770,831
Mentor Corp.	94,395	3,690,845
OraSure Technologies, Inc. (a)	210,470	1,871,078
Palomar Medical Technologies, Inc. (a)	90,290	1,383,243
Wright Medical Group, Inc. (a)	353,531	10,312,499
Health Care Equipment & Supplies Total		33,176,288
Health Care Providers & Services – 2.6%
Chemed Corp.	38,370	2,144,116
Healthways, Inc. (a)	79,010	4,617,344
MWI Veterinary Supply, Inc. (a)	71,431	2,857,240
Psychiatric Solutions, Inc. (a)	160,283	5,209,198
Health Care Providers & Services Total		14,827,898
Life Sciences Tools & Services – 3.0%
Illumina, Inc. (a)	97,431	5,773,761

3

	Shares	Value ($)
Common Stocks – (continued)
HEALTH CARE – (continued)
Life Sciences Tools & Services – (continued)
PharmaNet Development Group, Inc. (a)	239,244	9,380,757
Ventana Medical Systems, Inc. (a)	18,730	1,633,818
Life Sciences Tools & Services Total		16,788,336
Pharmaceuticals – 2.3%
Adams Respiratory Therapeutics, Inc. (a)	76,900	4,594,006
Hi-Tech Pharmacal Co., Inc. (a)	104,058	1,010,403
Medicis Pharmaceutical Corp., Class A	173,031	4,493,615
MGI Pharma, Inc. (a)	64,160	2,600,405
Pharmaceuticals Total		12,698,429
HEALTH CARE TOTAL		115,348,613
INDUSTRIALS – 16.1%
Aerospace & Defense – 1.7%
Curtiss-Wright Corp.	96,070	4,822,714
Hexcel Corp. (a)	188,887	4,586,176
Aerospace & Defense Total		9,408,890
Air Freight & Logistics – 0.4%
HUB Group, Inc., Class A (a)	93,431	2,483,396
Air Freight & Logistics Total		2,483,396
Airlines – 1.1%
Allegiant Travel Co. (a)	182,059	5,851,376
Airlines Total		5,851,376
Commercial Services & Supplies – 6.2%
Duff & Phelps Corp., Class A (a)	76,230	1,500,206
FTI Consulting, Inc. (a)	93,390	5,756,560
Geo Group, Inc. (a)	172,080	4,818,240
Huron Consulting Group, Inc. (a)	54,900	4,426,587
IHS, Inc., Class A (a)	174,424	10,563,117
Team, Inc. (a)	144,820	5,297,516
TeleTech Holdings, Inc. (a)	111,060	2,362,246
Commercial Services & Supplies Total		34,724,472
Electrical Equipment – 2.2%
II-VI, Inc. (a)	166,800	5,095,740
Woodward Governor Co.	105,570	7,173,482
Electrical Equipment Total		12,269,222
Machinery – 3.6%
Actuant Corp., Class A	200,304	6,812,339
Bucyrus International, Inc., Class A	43,070	4,280,727

4

	Shares	Value ($)
Common Stocks – (continued)
INDUSTRIALS – (continued)
Machinery – (continued)
Tennant Co.	102,960	4,560,098
Wabtec Corp.	137,631	4,740,012
Machinery Total		20,393,176
Marine – 0.4%
Genco Shipping & Trading Ltd.	43,910	2,404,512
Marine Total		2,404,512
Road & Rail – 0.5%
Genesee & Wyoming, Inc., Class A (a)	104,188	2,518,224
Road & Rail Total		2,518,224
INDUSTRIALS TOTAL		90,053,268
INFORMATION TECHNOLOGY – 22.7%
Communications Equipment – 3.8%
Blue Coat Systems, Inc. (a)	18,110	595,276
Digi International, Inc. (a)	102,570	1,455,468
F5 Networks, Inc. (a)	68,460	1,952,479
Foundry Networks, Inc. (a)	93,962	1,646,214
Ixia (a)	287,469	2,725,206
NETGEAR, Inc. (a)	91,268	3,255,530
Polycom, Inc. (a)	306,980	8,527,905
Riverbed Technology, Inc. (a)	43,900	1,173,886
Communications Equipment Total		21,331,964
Computers & Peripherals – 0.8%
Stratasys, Inc. (a)	98,280	2,539,555
Synaptics, Inc. (a)	43,030	1,771,115
Computers & Peripherals Total		4,310,670
Electronic Equipment & Instruments – 3.5%
Daktronics, Inc.	269,030	6,072,007
FLIR Systems, Inc. (a)	106,276	3,326,439
Itron, Inc. (a)	23,448	2,250,304
Measurement Specialties, Inc. (a)	110,730	2,447,133
Rofin-Sinar Technologies, Inc. (a)	117,216	5,639,262
Electronic Equipment & Instruments Total		19,735,145
Internet Software & Services – 3.3%
Constant Contact, Inc. (a)	81,410	1,750,315
Digital River, Inc. (a)	35,980	1,189,859
Equinix, Inc. (a)	69,602	7,034,674
j2 Global Communications, Inc. (a)	124,177	2,628,827
Perficient, Inc. (a)	109,370	1,721,484
SINA Corp. (a)	32,140	1,424,123

5

	Shares	Value ($)
Common Stocks – (continued)
INFORMATION TECHNOLOGY – (continued)
Internet Software & Services – (continued)
ValueClick, Inc. (a)	131,140	2,871,966
Internet Software & Services Total		18,621,248
Semiconductors & Semiconductor Equipment – 4.9%
Atheros Communications, Inc. (a)	180,100	5,500,254
Monolithic Power Systems, Inc. (a)	161,210	3,461,179
Netlogic Microsystems, Inc. (a)	188,653	6,074,627
PMC-Sierra, Inc. (a)	196,399	1,284,450
Power Integrations, Inc. (a)	174,642	6,012,924
Tessera Technologies, Inc. (a)	40,459	1,683,094
Verigy Ltd. (a)	121,955	3,313,517
Semiconductors & Semiconductor Equipment Total		27,330,045
Software – 6.4%
Advent Software, Inc. (a)	30,823	1,667,524
Ansoft Corp. (a)	94,669	2,447,194
ANSYS, Inc. (a)	153,661	6,370,785
BluePhoenix Solutions Ltd. (a)	87,390	1,583,507
Concur Technologies, Inc. (a)	32,210	1,166,324
Macrovision Corp. (a)	172,656	3,164,784
Micros Systems, Inc. (a)	31,960	2,242,314
Nuance Communications, Inc. (a)	181,122	3,383,359
Progress Software Corp. (a)	93,593	3,152,212
The9 Ltd., ADR (a)	187,310	3,993,449
THQ, Inc. (a)	159,935	4,508,568
Vasco Data Security International, Inc. (a)	81,120	2,264,870
Software Total		35,944,890
INFORMATION TECHNOLOGY TOTAL		127,273,962
MATERIALS – 3.7%
Chemicals – 1.5%
Flotek Industries, Inc. (a)	32,826	1,183,049
Koppers Holdings, Inc.	64,903	2,806,406
Terra Industries, Inc. (a)	97,320	4,648,003
Chemicals Total		8,637,458
Containers & Packaging – 1.0%
Greif, Inc., Class A	83,140	5,434,862
Containers & Packaging Total		5,434,862
Metals & Mining – 1.2%
Kaiser Aluminum Corp.	33,840	2,689,603

6

	Shares	Value ($)
Common Stocks – (continued)
MATERIALS – (continued)
Metals & Mining – (continued)
Metal Management, Inc.	25,060	1,140,982
RTI International Metals, Inc. (a)	39,730	2,738,589
Metals & Mining Total		6,569,174
MATERIALS TOTAL		20,641,494
TELECOMMUNICATION SERVICES – 1.2%
Diversified Telecommunication Services – 1.2%
Cbeyond, Inc. (a)	170,490	6,647,405
Diversified Telecommunication Services Total		6,647,405
TELECOMMUNICATION SERVICES TOTAL		6,647,405
UTILITIES – 0.6%
Electric Utilities – 0.6%
ITC Holdings Corp.	55,020	3,104,229
Electric Utilities Total		3,104,229
UTILITIES TOTAL		3,104,229

Total Common Stocks (cost of $489,059,046)		541,955,111
Investment Company – 0.5%
iShares Russell Microcap Index Fund	55,070	2,907,696

Total Investment Company (cost of $2,930,897)		2,907,696

	Par ($)
Short-Term Obligation – 0.6%
Repurchase agreement with Fixed Income Clearing Corp., dated 12/31/07, due 01/02/08 at 1.160%, collateralized by U.S. Treasury Obligation maturing 08/15/16, market value $3,274,006 (repurchase proceeds $3,207,207)	3,207,000	3,207,000

Total Short-Term Obligation (cost of $3,207,000)		3,207,000

Total Investments – 97.9% (cost of $495,196,943)(b)(c)		548,069,807

Other Assets & Liabilities, Net – 2.1%		12,024,587

Net Assets – 100.0%		560,094,394

7

Notes to Investment Portfolio:

*

Security Valuation:

Equity securities, exchange traded funds and securities of certain investment companies are valued at the last sale price on the principal exchange on which they trade, except for securities traded on the NASDAQ, which are valued at the NASDAQ official close price.  Unlisted securities or listed securities for which there were no sales during the day are valued at the closing bid price on such exchanges or over-the-counter markets.

Short-term debt obligations maturing within 60 days are valued at amortized cost, which approximates market value.

Investments in other open-end investment companies are valued at net asset value.

Options are valued at the last reported sale price, or in the absence of a sale, the mean between the last quoted bid and ask price.

Investments for which market quotations are not readily available, or have quotations which management believes are not reliable, are valued at fair value as determined in good faith under consistently applied procedures established by and under the general supervision of the Board of Trustees. If a security is valued at a fair value, such value is likely to be different from the last quoted market price for the security.

(a)	Non-income producing security.

(b)	Cost for federal income tax purposes is $495,196,943.

(c)	Unrealized appreciation and depreciation at December 31, 2007, based on cost of investments for federal income tax purposes was:

Unrealized	Unrealized	Net Unrealized
Appreciation	Depreciation	Appreciation
$84,384,125	$(31,511,261)	$52,872,864

For the nine moths ended December 31, 2007, transactions in written options contracts were as follows:

	Number of contracts	Premium received
Options outstanding at March 31, 2007	—	$—
Options written	766	53,778
Options expired	(766)	(53,778)
Options outstanding at December 31, 2007	––	$—

Acronym	Name

ADR	American Depositary Receipt

8

Item  2. Controls and Procedures.

(a)          The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Master Investment Trust, LLC

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 25, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Christopher L. Wilson
Christopher L. Wilson, President

Date	February 25, 2008

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, Treasurer

Date	February 25, 2008